NATURE OF THE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of operating segments
We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers and businesses.
Cable
Cable telecommunications operations, including Internet, television, telephony (phone), and smart home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network and data centre assets to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.

Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, multi-platform shopping, and digital media.
INFORMATION BY SEGMENT

Year ended December 31, 2021	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	8,768	4,072	1,975	(160)	14,655
Operating costs	6	4,554	2,059	2,102	53	8,768

Adjusted EBITDA		4,214	2,013	(127)	(213)	5,887

Depreciation and amortization	7, 8, 9					2,585
Restructuring, acquisition and other	10					324
Finance costs	11					849
Other expense	12					2

Income before income tax expense						2,127

Capital expenditures	7	1,515	913	115	245	2,788
Goodwill	9	1,160	1,895	969	—	4,024
Total assets		25,247	7,887	2,665	6,164	41,963

Year ended December 31, 2020	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	8,530	3,946	1,606	(166)	13,916
Operating costs	6	4,463	2,011	1,555	30	8,059

Adjusted EBITDA		4,067	1,935	51	(196)	5,857

Depreciation and amortization	7, 8, 9					2,618
Restructuring, acquisition and other	10					185
Finance costs	11					881
Other expense	12					1

Income before income tax expense						2,172

Capital expenditures	7	1,100	940	79	193	2,312
Goodwill	9	1,160	1,858	955	—	3,973
Total assets		20,639	7,877	2,569	7,769	38,854